Commitments - Schedule of Commitments for Minimum Lease Payments (Details)	Mar. 31, 2022 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 14,700
Year ending March 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 14,700